Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24	$195	$214,529
Series B, 5.00%, 09/01/24	470	517,069
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	25	26,979
Series A, 5.00%, 05/01/24	75	81,601
Series B, 5.00%, 01/01/24	320	344,444
Series C, 5.00%, 06/01/24	100	109,101
Auburn University RB, Series B, 5.00%, 06/01/24	90	98,126
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	16,454
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	54,551
State of Alabama GO
Series A, 5.00%, 08/01/24	235	257,845
Series A, 5.00%, 11/01/24	90	99,537
Series C, 5.00%, 08/01/24	100	109,721
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	130	141,991
		2,071,948
Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	405	443,950

Arizona — 2.7%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	100	108,956
Arizona State University RB
5.00%, 07/01/24	205	224,217
Series B, 5.00%, 07/01/24	155	169,530
Series C, 5.00%, 07/01/24	65	71,093
Arizona Transportation Board RB, 5.00%, 07/01/24	415	453,847
Arizona Water Infrastructure Finance Authority RB, Series A,
5.00%, 10/01/24	245	270,319
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	246,401
City of Phoenix AZ GO
4.00%, 07/01/24	565	604,393
5.00%, 07/01/24	180	196,828
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	515	563,280
Series A, 5.00%, 07/01/24	435	475,453
Series B, 5.00%, 07/01/24	705	770,926
Series D, 5.00%, 07/01/24	225	245,301
City of Scottsdale AZ GOL, 4.00%, 07/01/24	330	353,581
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	92,351
City of Tucson AZ Water System Revenue RB, 5.00%,
07/01/24	70	76,579
County of Pima AZ Sewer System Revenue RB, 5.00%,
07/01/24	250	273,498
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 4.00%, 07/01/24	20	21,389
Maricopa County Union High School District No.
210-Phoenix GO
5.00%, 07/01/24	115	125,896
Series C, 3.00%, 07/01/24	165	172,785
Regional Public Transportation Authority RB, 5.25%, 07/01/24	210	230,986
Salt River Project Agricultural Improvement & Power District
RB, 5.00%, 01/01/24	300	322,857
State of Arizona COP
5.00%, 09/01/24	335	368,369
5.00%, 10/01/24	160	176,268
Security	Par (000)	Value

Arizona (continued)
University of Arizona (The) RB
Series A, 5.00%, 06/01/24	$50	$54,539
Series B, 5.00%, 06/01/24	150	163,616
		6,833,258
Arkansas — 0.3%
State of Arkansas GO
4.00%, 06/01/24	600	640,829
5.00%, 04/01/24	195	211,577
		852,406
California — 11.7%
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	205	225,089
5.00%, 08/01/24 (ETM)	10	10,962
Beverly Hills Unified School District CA GO
0.00%, 08/01/24(a)	670	651,962
0.00%, 08/01/28(a)	0	—
4.00%, 08/01/24	110	118,102
California Educational Facilities Authority RB, 0.00%,
10/01/24(a)	160	154,673
California Health Facilities Financing Authority RB, Series A,
5.00%, 11/15/24	135	149,525
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/24	415	458,234
Series A, 5.00%, 10/01/24	355	391,687
California State Public Works Board RB
Series A, 5.00%, 06/01/24	75	81,662
Series A, 5.00%, 09/01/24	250	274,365
Series B, 5.00%, 10/01/24	410	451,117
Series C, 5.00%, 03/01/24	100	108,004
Series D, 5.00%, 09/01/24	145	159,132
Series F, 5.00%, 05/01/24	175	190,036
Series G, 5.00%, 05/01/24	150	162,888
Series H, 5.00%, 12/01/24	65	71,883
Serise A, 5.00%, 03/01/24	145	156,606
California State University RB
Series A, 4.00%, 11/01/24	65	70,115
Series A, 5.00%, 11/01/24	495	547,310
Series A, 5.00%, 11/01/32 (PR 11/01/24)	300	331,445
Serise A, 4.00%, 11/01/24	150	161,803
Cerritos Community College District GO, Series D, 0.00%,
08/01/24(a)	125	121,213
City of Los Angeles CA Wastewater System Revenue RB,
Series A, 5.00%, 06/01/24	85	92,736
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/24	265	288,065
Series C, 5.00%, 05/15/24	140	152,185
City of Petaluma CA Wastewater Revenue RB, 5.00%,
05/01/24	130	141,564
City of San Francisco CA Public Utilities Commission Water
Revenue RB
4.00%, 11/01/24	130	140,303
5.00%, 11/01/24	240	265,500
Series D, 5.00%, 11/01/24	15	16,594
City of San Jose CA GO, 5.00%, 09/01/24	190	209,182
Coast Community College District GO
Series B, 0.00%, 08/01/28 (AGM)(a)	0	—
Series D, 5.00%, 08/01/24	80	87,840
Contra Costa Transportation Authority RB, Series A, 5.00%,
03/01/24	45	48,641

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
East Bay Municipal Utility District Water System Revenue RB,
5.00%, 06/01/24	$95	$103,577
Eastern Municipal Water District RB, Series A, 5.00%,
07/01/24	225	246,375
Escondido Union High School District GO, Series A, 0.00%,
08/01/24 (AGC)(a)	255	246,845
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	97,187
Foothill-De Anza Community College District GO
4.00%, 08/01/24	110	118,102
5.00%, 08/01/24	195	214,160
Grossmont Union High School District GO
5.00%, 08/01/24	150	164,699
Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	425	412,225
Long Beach Community College District GO
Series D, 0.00%, 05/01/24 (NPFGC)(a)	170	165,169
Series F, 5.00%, 06/01/24	185	201,837
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/24	435	477,741
Series A, 5.00%, 08/01/31 (PR 08/01/24)	120	131,541
Series C, 5.00%, 08/01/24	290	318,494
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/24	225	246,375
Series A, 5.00%, 06/01/24	630	687,887
Series A, 5.00%, 07/01/24	345	377,774
Los Angeles County Public Works Financing Authority RB,
5.00%, 12/01/24	220	244,142
Los Angeles County Sanitation Districts Financing Authority
RB, Series A, 5.00%, 10/01/24	195	214,772
Los Angeles Department of Water & Power Power System
Revenue RB
Series A, 5.00%, 07/01/24	355	388,220
Series B, 5.00%, 07/01/24	655	716,176
Series C, 5.00%, 07/01/24	105	114,790
Serise A, 5.00%, 07/01/24	80	87,539
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	1,185	1,295,488
Series B, 5.00%, 07/01/24	210	229,580
Series C, 5.00%, 07/01/24	485	530,220
Los Rios Community College District GO, 4.00%, 08/01/24	200	214,680
Metropolitan Water District of Southern California RB, 5.00%,
07/01/24	75	82,125
Municipal Improvement Corp. of Los Angeles RB, Series B,
5.00%, 11/01/24	100	110,424
Napa Valley Community College District GO, Series B, 0.00%,
08/01/28 (NPFGC)(a)	0	—
Newport Mesa Unified School District GO, 0.00%, 08/01/28
(NPFGC)(a)	0	—
North Orange County Community College District/CA GO
Series B, 0.00%, 08/01/24 (NPFGC)(a)	120	116,249
Series B, 0.00%, 08/01/28 (NPFGC)(a)	0	—
Pajaro Valley Unified School District GO, Series B, 0.00%,
08/01/24 (AGM)(a)	100	96,826
Pasadena Unified School District GO, Series B, 5.00%,
08/01/24	30	32,940
Placer Union High School District/CA GO, Series A, 0.00%,
08/01/24 (NPFGC)(a)	25	24,182
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	15	16,439
Poway Unified School District GO
Series A, 0.00%, 08/01/24(a)	50	48,437
Series A, 0.00%, 08/01/28(a)	0	—
Security	Par (000)	Value

California (continued)
Riverside County Transportation Commission RB, Series B,
5.00%, 06/01/24	$100	$109,004
Sacramento Municipal Utility District RB, Series E, 5.00%,
08/15/24	200	219,663
Salinas Union High School District GO, Series A, 0.00%,
10/01/24 (NPFGC)(a)	20	19,298
San Diego Community College District GO, 5.00%, 08/01/24	360	394,903
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	440	427,513
Series A, 0.00%, 07/01/24 (ETM)(a)	160	155,087
Series C-2, 5.50%, 07/01/24 (AGM)	255	281,870
Series D-1, 5.50%, 07/01/24 (NPFGC)	395	436,422
Series R-4, 5.00%, 07/01/24	185	202,202
San Francisco Bay Area Rapid Transit District Sales Tax
Revenue RB, Series A, 5.00%, 07/01/24	235	257,029
San Francisco City & County Airport Commission San
Francisco International Airport RB, Series D, 5.00%,
05/01/24	190	206,413
San Francisco City & County Public Utilities Commission
Wastewater Revenue RB, Series A, 5.00%, 10/01/24	155	171,018
San Jose Evergreen Community College District GO, Series B,
0.00%, 09/01/28 (AGM)(a)	0	—
San Jose Unified School District GO
5.00%, 08/01/24	235	258,029
Series C, 0.00%, 08/01/28 (NPFGC)(a)	0	—
San Marcos Unified School District GO
0.00%, 08/01/24(a)	40	38,759
0.00%, 08/01/28(a)	0	—
San Mateo County Community College District GO
0.00%, 09/01/28(a)	0	—
Series B, 0.00%, 09/01/24 (NPFGC)(a)	120	116,515
San Mateo Union High School District GO, 4.00%, 09/01/24	210	225,811
San Ramon Valley Unified School District/CA GO, 5.00%,
08/01/24	85	93,285
Santa Clara County Financing Authority RB, Serise A, 5.00%,
11/15/24	445	492,490
Santa Clara Valley Transportation Authority RB, Series A,
5.00%, 06/01/24	150	163,761
Santa Clara Valley Water District COP, Series C, 5.00%,
06/01/24	280	305,756
Southern California Public Power Authority RB
5.00%, 07/01/24	80	87,419
Series C, 5.00%, 07/01/24	300	327,821
State of California Department of Water Resources RB
5.00%, 12/01/24	245	271,450
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	35	38,202
Series AS, 5.00%, 12/01/24	410	454,264
Series AV, 5.00%, 12/01/24	55	60,938
Series AW, 5.00%, 12/01/24	105	116,336
Series BA, 5.00%, 12/01/24	170	188,353
State of California GO
4.00%, 10/01/24	410	440,843
4.00%, 11/01/24	55	59,250
5.00%, 03/01/24	425	459,383
5.00%, 04/01/24	550	596,137
5.00%, 05/01/24	500	543,425
5.00%, 08/01/24	465	509,479
5.00%, 09/01/24	995	1,093,040
5.00%, 10/01/24	775	853,582
5.00%, 11/01/24	760	839,225

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 10/01/24	$175	$192,744
Series B, 5.00%, 08/01/24	325	356,087
Series B, 5.00%, 09/01/24	880	966,710
Sunnyvale Elementary School District GO, 5.00%, 09/01/24	195	214,739
University of California RB
Series AM, 5.00%, 05/15/24	190	206,989
Series AO, 5.00%, 05/15/24	490	533,813
Series AR, 4.00%, 05/15/24	300	320,064
Series AV, 5.00%, 05/15/24	170	185,200
Series AY, 5.00%, 05/15/24	160	174,306
William S Hart Union High School District GO
Series B, 0.00%, 08/01/24 (AGM)(a)	125	121,152
Series B, 0.00%, 09/01/28 (AGM)(a)	0	—
		30,049,419
Colorado — 0.7%
Board of Governors of Colorado State University System RB,
Series E-2, 5.00%, 03/01/24 (NPFGC)	150	162,071
City & County of Denver Co. Airport System Revenue RB,
Series A, 5.00%, 11/15/24	110	121,292
Denver City & County School District No. 1 COP, Series A,
5.00%, 12/01/24	70	77,454
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	250	277,138
Series A, 5.50%, 12/01/24 (SAW)	405	454,592
Series B, 5.00%, 12/01/24 (SAW)	95	105,312
E-470 Public Highway Authority RB, Series B,
0.00%, 09/01/24 (NPFGC)(a)	25	24,100
Metro Wastewater Reclamation District RB, Series A, 5.00%,
04/01/24	215	233,422
University of Colorado RB
Series B-1, 5.00%, 06/01/24	170	185,513
Series C, VRDN,2.00%, 06/01/54(b)	250	253,698
		1,894,592
Connecticut — 1.8%
Hartford County Metropolitan District Clean Water Project
Revenue RB, 5.00%, 11/01/34( 11/01/24)	250	276,132
State of Connecticut GO
5.00%, 11/15/24	200	221,344
Series A, 5.00%, 03/01/24	105	113,585
Series A, 5.00%, 03/15/24	190	205,803
Series B, 5.00%, 04/15/24	330	358,439
Series B, 5.00%, 05/15/24	275	299,524
Series D, 5.00%, 04/15/24	675	733,171
Series D, 5.00%, 06/15/24	85	92,833
Series D, 5.00%, 08/15/24	295	323,925
Series E, 5.00%, 09/15/24	130	143,124
Series E, 5.00%, 10/15/24	200	220,770
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 05/01/24	60	63,896
Series A, 5.00%, 08/01/24	415	454,804
Series A, 5.00%, 09/01/24	580	637,306
Series B, 5.00%, 08/01/24	400	438,365
		4,583,021
Delaware — 1.0%
City of Wilmington DE GO, 4.00%, 12/01/24	100	108,163
County of New Castle DE GO, 5.00%, 10/01/24	225	248,377
Delaware Transportation Authority RB
4.00%, 07/01/24	335	358,773
5.00%, 07/01/24	805	881,271
Security	Par (000)	Value

Delaware (continued)
State of Delaware GO
5.00%, 03/01/24	$360	$389,824
Series 2009C, 5.00%, 10/01/24	220	242,858
Series A, 5.00%, 10/01/24	100	110,390
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	92,797
		2,432,453
District of Columbia — 1.5%
District of Columbia GO
Series A, 4.00%, 06/01/24	55	58,769
Series A, 5.00%, 06/01/24	400	436,599
Series A, 5.00%, 10/15/24	120	132,564
Series B, 5.00%, 06/01/24	320	349,279
Series D, 5.00%, 06/01/24	490	534,835
District of Columbia RB
5.00%, 12/01/24	125	138,384
Series A, 5.00%, 12/01/24	460	510,206
Series C, 5.00%, 10/01/24	515	568,221
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/24	350	386,365
Series B, 5.00%, 10/01/24	340	375,326
Metropolitan Washington Airports Authority Aviation Revenue
RB, Series B, 5.00%, 10/01/24	35	38,452
Washington Metropolitan Area Transit Authority RB, 5.00%,
07/15/24	315	345,284
		3,874,284
Florida — 3.4%
Central Florida Expressway Authority RB, 5.00%, 07/01/24	30	32,805
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	27,556
City of Tampa FL Water & Wastewater System Revenue RB,
5.00%, 10/01/24	25	27,604
County of Hillsborough FL Community Investment Tax
Revenue RB, 5.00%, 11/01/24	50	54,998
County of Miami-Dade FL Aviation Revenue RB, 5.00%,
10/01/24	150	164,586
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	305	333,744
Series B, 5.00%, 07/01/24	100	109,424
County of Miami-Dade FL Transit System RB, 5.00%,
07/01/24	150	163,497
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	520	572,870
Series B, 5.00%, 10/01/24	130	143,218
County of Sarasota FL RB, 5.00%, 10/01/24	45	49,625
Florida Department of Environmental Protection RB
5.00%, 07/01/24	295	322,728
Series A, 5.00%, 07/01/24	590	645,455
Florida Municipal Power Agency RB, Series A, 5.00%,
10/01/24	20	22,017
Florida State Development Commission RB, Series A, 5.00%,
07/01/24	100	108,898
Florida's Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	665	726,669
Hillsborough County School Board COP, Series A, 5.00%,
07/01/24	120	130,737
Lee County School Board (The) COP, 5.00%, 08/01/24	100	109,565
Miami-Dade County Expressway Authority RB, Series B,
5.00%, 07/01/24	280	304,215
Orange County Convention Center/Orlando RB, 5.00%,
10/01/24	190	208,738

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Orange County School Board COP
Series B, 5.00%, 08/01/24	$15	$16,392
Series D, 5.00%, 08/01/24	50	54,640
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/24	125	137,848
Palm Beach County School District COP, Series B, 5.00%,
08/01/24	280	306,783
Pasco County School Board COP, Series A, 5.00%, 08/01/24	60	65,397
Reedy Creek Improvement District GOL, Series A, 5.00%,
06/01/24	190	206,648
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	315	341,550
Series D, 5.00%, 02/01/24	110	118,319
School Board of Miami-Dade County (The) GO, 5.00%,
03/15/24	195	211,133
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	245	267,352
Series B, 5.00%, 07/01/24	20	21,825
Series C, 5.00%, 07/01/24	120	130,948
State of Florida Department of Transportation Turnpike
System Revenue RB, Series A, 5.00%, 07/01/24	235	256,793
State of Florida GO
5.00%, 07/01/24	130	142,219
Seires E, 5.00%, 06/01/24	200	218,251
Series A, 5.00%, 01/01/24	195	209,934
Series A, 5.00%, 07/01/24	155	169,569
Series B, 5.00%, 06/01/24	225	245,533
Series F, 5.00%, 06/01/24	455	496,521
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	440	481,025
Series B, 5.00%, 07/01/24	280	306,107
Volusia County School Board COP, Series A, 5.00%, 08/01/24	20	21,908
Volusia County School Board RB, 5.00%, 10/01/24	20	22,022
		8,707,666
Georgia — 1.9%
City of Atlanta GA Airport Passenger Facility Charge RB,
Series A, 5.00%, 01/01/24	695	746,849
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/24	575	635,764
Series B, 5.00%, 11/01/24	100	110,568
County of Forsyth GA GO, 5.00%, 09/01/24	280	308,419
Fayette County School District/GA GO, 5.25%, 09/01/24
(SAW)	105	116,154
Georgia Ports Authority RB, 5.00%, 07/01/24	200	218,698
Gwinnett County School District GO, 5.00%, 02/01/24	100	107,997
Gwinnett County Water & Sewerage Authority RB, 5.00%,
08/01/24	500	548,867
Metropolitan Atlanta Rapid Transit Authority RB, Series A,
4.00%, 07/01/24	240	256,972
Private Colleges & Universities Authority RB, 5.00%, 10/01/24	100	110,167
State of Georgia GO
Series A, 5.00%, 02/01/24	175	188,995
Series A-1, 5.00%, 02/01/24	155	167,396
Series A-1, 5.00%, 08/01/24	165	181,169
Series C, 5.00%, 07/01/24	220	240,900
Series C-1, 5.00%, 01/01/24	135	145,419
Series C-1, 5.00%, 07/01/24	400	437,999
Series E, 5.00%, 12/01/24	320	355,116
Series F, 5.00%, 01/01/24	100	107,718
		4,985,167
Security	Par (000)	Value

Hawaii — 1.3%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/24	$480	$524,093
Series B, 5.00%, 07/01/24	170	185,765
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/24	430	473,179
Series A, 5.00%, 10/01/24	75	82,751
Series B, 5.00%, 10/01/24	90	99,301
Series C, 5.00%, 10/01/24	70	77,234
Series D, 5.00%, 09/01/24	150	165,062
County of Hawaii HI GO
Series A, 5.00%, 09/01/24	115	126,486
Series B, 4.00%, 09/01/24	20	21,490
County of Maui HI GO, 5.00%, 09/01/24	35	38,515
State of Hawaii GO
Series EO, 5.00%, 08/01/24	40	43,899
Series ET, 5.00%, 10/01/24	135	148,876
Series EZ, 5.00%, 10/01/24	440	485,226
Series FE, 5.00%, 10/01/24	345	380,461
Series FH, 5.00%, 10/01/24	115	126,820
Series FN, 5.00%, 10/01/24	35	38,597
State of Hawaii State Highway Fund RB, Series B, 5.00%,
01/01/24	210	226,208
		3,243,963
Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	135	147,531
Series A, 5.00%, 07/15/24	25	27,320
		174,851
Illinois — 2.2%
Chicago O'Hare International Airport, Series B, 5.00%,
01/01/24	130	139,390
Chicago O'Hare International Airport RB
Series B, 5.00%, 01/01/24	160	171,557
Series C, 5.00%, 01/01/24	265	284,141
Series D, 5.00%, 01/01/24	175	187,640
Series E, 5.00%, 01/01/24	175	187,640
Chicago Transit Authority Capital Grant Receipts Revenue RB,
5.00%, 06/01/24	130	141,203
Illinois Finance Authority RB
5.00%, 01/01/24	100	107,559
5.00%, 07/01/24	650	710,278
Series A, 5.00%, 10/01/24	305	336,265
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	100	107,441
Series D, 5.00%, 01/01/24	200	214,881
State of Illinois GO
5.00%, 02/01/24	475	509,964
5.00%, 04/01/24	105	113,315
5.00%, 05/01/24	720	779,010
Series A, 4.00%, 05/01/24	295	312,665
Series A, 5.00%, 03/01/24	130	139,933
Series A, 5.00%, 10/01/24	65	71,154
Series A, 5.00%, 11/01/24	250	274,328
Series A, 5.00%, 12/01/24	50	54,996
Series B, 5.00%, 12/01/24	125	137,491
Series D, 5.00%, 11/01/24	400	438,924
State of Illinois RB
Series C, 4.00%, 06/15/24	25	26,524
Series C, 5.00%, 06/15/24	200	216,835

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series D, 5.00%, 06/15/24	$75	$81,313
		5,744,447
Indiana — 1.1%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/24	320	345,525
Series A, 5.00%, 10/01/24	230	253,833
Series C, 5.00%, 12/01/24	585	648,503
Indiana Municipal Power Agency RB, Series C, 5.00%,
01/01/24	335	359,793
Indiana University RB
Series A, 5.00%, 06/01/24	95	103,669
Series W-2, 5.00%, 08/01/24	175	192,012
Series X, 5.00%, 08/01/24	160	175,554
Purdue University COP, Series A, 5.00%, 07/01/24	180	197,100
Purdue University RB
5.25%, 07/01/24	100	109,918
Series A, 5.00%, 07/01/24	200	219,000
Series DD, 5.00%, 07/01/24	280	306,599
		2,911,506
Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/24	425	466,316
State of Iowa RB
5.00%, 06/15/24	100	109,190
Series A, 5.00%, 06/01/24	110	119,985
		695,491
Kansas — 0.7%
City of Merriam KS GO, 5.00%, 10/01/24	125	137,953
City of Wichita KS Water & Sewer Utility Revenue RB,
Series A, 5.00%, 10/01/24	200	220,501
Johnson County Unified School District No. 229 Blue Valley
GO, Series B, 5.00%, 10/01/24	70	77,253
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	55	59,158
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	435,301
Sedgwick County Unified School District No. 259 Wichita GO,
Series A, 4.00%, 10/01/24	105	113,014
State of Kansas Department of Transportation RB, Series A,
5.00%, 09/01/24	585	643,429
		1,686,609
Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB,
5.00%, 05/15/24	200	217,978

Louisiana — 0.3%
State of Louisiana GO
5.00%, 05/01/24	225	244,909
Series A, 5.00%, 09/01/24	140	154,021
Series B, 5.00%, 05/01/24	25	27,212
Series C, 5.00%, 08/01/24	50	54,861
Series D-2, 5.00%, 12/01/24	150	166,460
State of Louisiana RB, 5.00%, 09/01/24	100	109,585
		757,048
Maine — 0.8%
City of Portland ME GO, 5.00%, 10/01/24	165	181,960
Maine Municipal Bond Bank RB
Series A, 5.00%, 11/01/24	150	165,852
Series B, 5.00%, 11/01/24	110	121,624
Series C, 5.00%, 11/01/24	405	447,799
Series D, 5.00%, 11/01/24	75	82,926
Maine Turnpike Authority RB, 5.00%, 07/01/24	120	131,128
Security	Par (000)	Value

Maine (continued)
State of Maine GO
5.00%, 06/01/24	$75	$81,862
Series B, 5.00%, 06/01/24	855	933,232
		2,146,383
Maryland — 4.9%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	285	311,644
County of Anne Arundel MD GOL, 5.00%, 10/01/24	585	645,455
County of Baltimore MD GO
5.00%, 02/01/24	100	107,997
5.00%, 03/01/24	400	432,965
5.00%, 08/01/24	225	246,931
County of Carroll MD GO, 5.00%, 11/01/24	225	248,907
County of Charles MD GO, 5.00%, 10/01/24	100	110,334
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	27,437
County of Howard MD GO
Series A, 5.00%, 02/15/24	120	129,769
Series A, 5.00%, 08/15/24	250	274,711
Series B, 5.00%, 02/15/24	50	54,070
Series C, 5.00%, 02/15/24	75	81,105
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	1,000	1,078,968
Series A, 5.00%, 11/01/24	750	829,689
Series A, 5.00%, 12/01/24	125	138,643
Series A, 5.00%, 11/01/26 (PR 11/01/24)	10	11,060
Series B, 5.00%, 06/01/24	205	223,757
Series B, 5.00%, 11/01/24	50	55,313
County of Prince George's MD GOL
Series A, 4.00%, 09/01/24	390	419,259
Series A, 5.00%, 07/15/24	220	241,094
Series B, 5.00%, 07/15/24	225	246,574
Maryland Health & Higher Educational Facilities
Authority RB, 5.25%, 07/01/27 (PR 07/01/24)	1,500	1,646,501
Maryland State Transportation Authority RB, 5.00%, 07/01/24	150	164,099
State of Maryland Department of Transportation RB
4.00%, 09/01/24	235	252,506
5.00%, 05/01/24	205	223,044
5.00%, 09/01/24	205	225,475
5.00%, 10/01/24	305	336,350
5.00%, 11/01/24	235	259,834
State of Maryland GO
First Series, 5.00%, 06/01/24	460	502,313
Series A, 5.00%, 03/15/24	250	271,068
Series A, 5.00%, 08/01/24	150	164,699
Series B, 4.00%, 08/01/24	200	214,680
Series B, 5.00%, 08/01/24	835	916,826
Series C-2, 5.00%, 08/01/24	535	587,428
Washington Suburban Sanitary Commission RB
4.00%, 06/01/24	90	96,168
5.00%, 06/01/24	555	605,782
5.00%, 06/15/24 (GTD)	40	43,716
		12,426,171
Massachusetts — 2.7%
City of Boston MA GO
5.00%, 03/01/24	75	81,246
Series D, 5.00%, 03/01/24	250	270,819
Commonwealth of Massachusetts Federal Highway Grant
Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	105	114,805

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts GO
Series C, 5.00%, 10/01/24	$100	$110,223
Series C, 5.50%, 12/01/24 (AMBAC)	135	151,450
Commonwealth of Massachusetts GOL
Series 7, 5.00%, 07/01/24	130	142,154
Series A, 5.00%, 01/01/24	250	269,295
Series A, 5.00%, 07/01/24	40	43,740
Series B, 5.00%, 07/01/24	640	699,833
Series B, 5.25%, 09/01/24 (AGM)	850	939,832
Series C, 5.00%, 07/01/24	60	65,609
Series C, 5.00%, 10/01/24	300	330,669
Series F, 5.00%, 05/01/24	100	108,755
Series H, 5.00%, 12/01/24	185	204,973
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/24	210	229,112
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	855	935,499
Series B, 5.00%, 07/01/24	80	87,519
Series C, 5.50%, 07/01/24	200	221,176
Massachusetts Clean Water Trust (The) RB
Series 2017, 5.00%, 08/01/24	175	192,149
Series 21, 5.00%, 08/01/24	200	219,599
Massachusetts Department of Transportation RB, Series A,
0.00%, 01/01/28 (NPFGC)(a)	0	—
Massachusetts School Building Authority RB,
Series C, 5.00%, 08/15/24	235	258,104
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB, 5.00%, 01/01/24	175	188,264
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/24	235	257,845
Series C, 5.00%, 08/01/24	255	279,504
Series F, 5.00%, 08/01/24	250	274,304
University of Massachusetts Building Authority RB, 5.00%,
11/01/24	135	149,344
		6,825,822
Michigan — 1.0%
Michigan Finance Authority RB
5.00%, 10/01/24	110	121,337
Series B, 5.00%, 10/01/24	185	204,221
Series C-3, 5.00%, 07/01/24 (AGM)	115	125,347
Michigan State Building Authority RB
5.00%, 04/15/24	105	113,977
Series I, 5.00%, 04/15/24	700	759,845
Oxford Area Community School District GO, Series A, 5.00%,
05/01/24	15	16,296
State of Michigan Comprehensive Transportation
Revenue RB, 5.00%, 11/15/24	100	110,585
State of Michigan GO, Series A, 5.00%, 12/01/24	220	243,947
State of Michigan RB, 5.00%, 03/15/24	555	600,550
University of Michigan RB
Series A, 5.00%, 04/01/24	50	54,284
Serise A, 5.00%, 04/01/24	115	124,853
Wayne County Airport Authority RB, Series C, 5.00%,
12/01/24	50	55,206
		2,530,448
Minnesota — 1.4%
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	325	360,664
Metropolitan Council GO
Series A, 5.00%, 03/01/24	50	54,099
Security	Par (000)	Value

Minnesota (continued)
Series C, 5.00%, 03/01/24	$235	$254,265
Series E, 5.00%, 12/01/24	255	282,681
Minneapolis-St Paul Metropolitan Airports Commission RB,
Series B, 5.00%, 01/01/24	255	274,175
Minnesota Municipal Power Agency RB, Series A, 5.00%,
10/01/24	90	98,976
Minnesota Public Facilities Authority RB, Series B, 3.00%,
03/01/24	500	520,876
Rosemount-Apple Valley-Eagan Independent School District
No. 196 GO, Series A, 5.00%, 02/01/24	115	124,102
Southern Minnesota Municipal Power Agency RB, Series A,
4.00%, 01/01/24	100	105,278
State of Minnesota GO
Series A, 5.00%, 08/01/24	630	691,736
Series B, 5.00%, 08/01/24	205	225,090
Series B, 5.00%, 10/01/24	100	110,390
Series D, 5.00%, 08/01/24	470	516,058
Series E, 5.00%, 10/01/24	75	82,792
		3,701,182
Mississippi — 0.2%
State of Mississippi GO
Series B, 5.00%, 09/01/24	50	54,994
Series C, 4.00%, 10/01/24	25	26,922
Series C, 5.00%, 10/01/24	360	397,003
		478,919
Missouri — 0.9%
City of Springfield MO Public Utility Revenue RB, 5.00%,
08/01/24	175	191,740
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24	460	500,919
Series A, Series A, 5.00%, 05/01/24	130	141,564
Series B, 5.00%, 05/01/24	105	114,340
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/24	280	298,012
Series A, 5.00%, 04/01/24	305	331,133
Series B, 5.00%, 04/01/24	125	135,710
Missouri State Environmental Improvement & Energy
Resources Authority RB, Series B, 4.00%, 07/01/24	70	74,898
University of Missouri RB, Series A, 5.00%, 11/01/24	410	453,445
		2,241,761
Nebraska — 1.0%
City of Omaha NE GO
Series A, 5.00%, 01/15/24	125	134,810
Series B, 5.00%, 04/15/24	175	189,841
Series B, 5.00%, 11/15/24	25	27,624
Series B, 5.00%, 11/15/26 (PR 11/15/24)	50	55,372
Nebraska Public Power District RB, Series A-1, 5.00%,
01/01/24	290	311,865
Omaha Public Power District Nebraska City Station
Unit 2 RB, Series A, 5.00%, 02/01/24	155	166,915
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	470	506,874
Series B, 5.00%, 02/01/31 (PR 08/01/24)	1,115	1,223,394
		2,616,695
Nevada — 2.1%
Clark County School District GOL
Series B, 5.00%, 06/15/24	170	185,205
Series C, 5.00%, 06/15/24	570	620,982

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Clark County Water Reclamation District GOL, 5.00%,
07/01/24	$195	$213,328
County of Clark NV GOL
5.00%, 06/01/24	65	70,916
5.00%, 11/01/24	150	165,852
5.00%, 12/01/24	265	293,766
Series A, 5.00%, 06/01/24	95	103,646
Series A, 5.00%, 11/01/24	205	226,664
Series B, 5.00%, 11/01/24	255	281,948
Serise A, 5.00%, 12/01/24	100	110,855
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/24	140	152,632
Series C, 5.00%, 07/01/24	190	207,143
County of Clark NV RB
5.00%, 07/01/24	640	699,375
Series A, 5.00%, 07/01/24	155	169,374
Las Vegas Valley Water District GOL
Series A, 5.00%, 02/01/24	50	53,999
Series B, 5.00%, 06/01/24	410	447,316
Nevada System of Higher Education RB, Series A, 5.00%,
07/01/24	140	153,088
State of Nevada GOL
Series A, 5.00%, 05/01/24	165	179,523
Series B, 5.00%, 11/01/24	235	259,834
Series D, 5.00%, 04/01/24	210	227,852
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	220	243,816
Series A, Series A, 5.00%, 12/01/24	100	110,826
Washoe County School District/NV GOL, Series A, 5.00%,
06/01/24	105	114,429
		5,292,369
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act
RB, 5.00%, 07/01/24	50	54,599
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	54,902
Series E, 5.00%, 08/15/24	15	16,471
State of New Hampshire GO, Series B, 5.00%, 12/01/24	210	233,045
		359,017
New Jersey — 2.4%
County of Essex NJ GO, Series B, 5.00%, 09/01/24
(SCH BD RES FD)	110	121,046
County of Monmouth NJ Go, 5.00%, 07/15/24	445	487,554
Monmouth County Improvement Authority (The) RB
5.00%, 12/01/24 (GTD)	90	99,850
Series A, 4.00%, 08/01/24	400	429,154
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24	120	127,533
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	60,816
Series UU, 5.00%, 06/15/24	190	206,441
Series XX, 4.00%, 06/15/24 (SAP)	725	770,513
Series XX, 5.00%, 06/15/24 (SAP)	135	146,682
New Jersey Educational Facilities Authority RB
5.00%, 07/01/24	60	65,609
Series A, 5.00%, 07/01/24	80	87,479
Series A, 5.00%, 09/01/24	145	158,648
Series I, 5.00%, 07/01/24	170	185,893
New Jersey Transportation Trust Fund Authority RB
4.00%, 06/15/24	165	175,358
Security	Par (000)	Value

New Jersey (continued)
Series A, 5.00%, 06/15/24	$575	$625,020
Series A-1, 5.00%, 06/15/24	400	434,991
Series AA, 5.00%, 06/15/24	180	195,576
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	140	150,417
State of New Jersey GO
5.00%, 06/01/24	470	510,049
Series A, 5.00%, 06/01/24	830	900,725
Township of Union NJ/Union County GO, 3.00%, 01/15/24	150	155,773
		6,095,127
New Mexico — 0.9%
New Mexico Finance Authority RB
5.00%, 06/01/24	150	163,543
Series A, 5.00%, 06/01/24	75	81,771
Series A, 5.00%, 06/15/24	540	589,229
Series D, 5.00%, 06/15/24	85	92,791
State of New Mexico GO
5.00%, 03/01/24	145	156,887
Series A, 5.00%, 03/01/24	350	378,693
Series B, 5.00%, 03/01/24	120	129,838
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/24	545	596,225
Series B, 4.00%, 07/01/24	195	208,693
		2,397,670
New York — 9.7%
City of New York NY GO
Series 1, 5.00%, 08/01/24	540	591,793
Series A, 5.00%, 08/01/24	235	257,540
Series A-1, 5.00%, 08/01/24	150	164,387
Series A-2015, 2.50%, 08/01/24	300	309,747
Series A-2015, 5.00%, 08/01/24	230	252,060
Series B, 5.00%, 08/01/24	100	109,591
Series B-1, 5.00%, 12/01/24	25	27,684
Series C, 5.00%, 08/01/24	1,170	1,282,218
Series D, 4.00%, 08/01/24	120	128,562
Series E, 5.00%, 08/01/24	505	553,436
Series I, 5.00%, 03/01/24	170	183,790
Series J-4, 4.00%, 08/01/24	100	107,135
Series J-4, 5.00%, 08/01/24	125	136,989
County of Onondaga NY GOL, 5.00%, 05/01/24	60	65,281
Long Island Power Authority RB
Series A, 0.00%, 12/01/24 (AGM)(a)	50	48,031
Series A, 0.00%, 12/01/28 (AGM)(a)	0	—
Series A, 5.00%, 09/01/24	155	170,606
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	130	139,268
Series A-1, 5.00%, 11/15/24	280	307,588
Series A2, 5.00%, 11/15/24	25	27,463
Series A-2, 5.00%, 11/15/24	90	98,868
Series B, 5.00%, 11/15/24	525	576,727
Series B, 5.25%, 11/15/24 (AMBAC)	100	110,943
Series B-2, 5.00%, 11/15/24	185	204,966
Series C-1, 5.00%, 11/15/24	855	939,242
Series F, 5.00%, 11/15/24	145	159,287
New York City Transitional Finance Authority Building Aid
Revenue RB
Series S, 4.00%, 07/15/24 (SAW)	140	149,865
Series S, 5.00%, 07/15/24 (SAW)	115	125,880
Series S, 5.00%, 07/15/24 (ETM) (SAW)	435	475,539
Series S1, 5.00%, 07/15/24 (SAW)	105	114,934

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series S-1, 5.00%, 07/15/24 (SAW)	$310	$339,522
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 11/01/24	400	442,041
Series A-1, 5.00%, 08/01/24	625	685,271
Series B1, 5.00%, 08/01/24	180	197,358
Series C, 5.00%, 11/01/24	1,005	1,110,628
Series C1, 5.00%, 05/01/24	130	141,382
Series E-1, 5.00%, 02/01/24	100	107,997
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/24	120	128,112
Series AA, 5.00%, 06/15/24	1,335	1,456,376
New York State Dormitory Authority RB
Series A, 4.00%, 03/15/24	140	148,625
Series A, 5.00%, 02/15/24	230	248,553
Series A, 5.00%, 03/15/24	1,580	1,711,175
Series A, 5.00%, 07/01/24	740	808,996
Series B, 5.00%, 10/01/24	15	16,484
Series B, 5.50%, 03/15/24 (AMBAC)	280	305,844
Series C, 5.00%, 03/15/24	900	975,025
Series D, 5.00%, 02/15/24	145	156,543
Series E, 5.00%, 02/15/24	430	465,005
Series E, 5.00%, 03/15/24	450	487,671
Series F, 5.00%, 10/01/24 (SAW)	20	21,879
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	1,045	1,141,813
Series A, 4.00%, 06/15/24	65	69,504
Series D, 5.00%, 09/15/24	130	143,195
New York State Thruway Authority RB
Series J, 5.00%, 01/01/24	150	161,161
Series K, 4.00%, 01/01/24	160	168,882
Series K, 5.00%, 01/01/24	105	112,813
Series L, 5.00%, 01/01/24	185	198,765
New York State Urban Development Corp. RB
5.00%, 03/15/24	215	232,409
Series A, 5.00%, 03/15/24	1,695	1,832,250
Port Authority of New York & New Jersey RB, Series 194,
5.00%, 10/15/24	390	430,502
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%,
10/15/24	815	900,205
State of New York GO, Series A, 5.00%, 03/01/24	360	389,669
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24	945	1,044,751
Series B, 0.00%, 11/15/28(a)	0	—
Series C-1, 5.00%, 11/15/24	165	182,417
		24,782,243
North Carolina — 2.3%
City of Charlotte NC COP, 5.00%, 06/01/24	125	136,377
City of Charlotte NC GO, Series A, 5.00%, 06/01/24	140	152,912
City of Charlotte NC Water & Sewer System Revenue RB,
5.00%, 07/01/24	245	268,336
City of Raleigh NC RB, Series A, 5.00%, 06/01/24	155	169,107
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/24	100	109,150
City of Winston-Salem NC Water & Sewer System Revenue
RB, Series A, 5.00%, 06/01/24	10	10,922
County of Buncombe NC RB
5.00%, 06/01/24	125	136,377
Serise A, 5.00%, 06/01/24	175	190,927
County of Durham NC GO, 5.00%, 10/01/24	45	49,688
Security	Par (000)	Value

North Carolina (continued)
County of Forsyth NC GO
5.00%, 04/01/24	$100	$108,636
5.00%, 12/01/24	95	105,481
County of Guilford NC GO, 5.00%, 03/01/24	520	563,192
County of Mecklenburg NC GO
4.00%, 02/01/24	145	153,704
5.00%, 03/01/24	245	265,403
Series A, 5.00%, 12/01/24	125	138,791
Series B, 5.00%, 12/01/24	210	233,169
County of Orange NC GO, 4.00%, 04/01/24	200	212,999
County of Wake NC GO, Series A, 5.00%, 03/01/24	295	319,503
County of Wake NC RB
Series A, 5.00%, 08/01/24	135	148,089
Series A, 5.00%, 12/01/24	85	94,227
North Carolina State University at Raleigh RB, 5.00%,
10/01/24	45	49,625
State of North Carolina GO
Series A, 5.00%, 06/01/24	175	191,055
Series C, 5.00%, 05/01/24	680	740,489
State of North Carolina RB
5.00%, 03/01/24	325	350,943
Series B, 5.00%, 06/01/24	475	518,231
Series C, 5.00%, 05/01/24	250	272,005
University of North Carolina at Greensboro RB, 5.00%,
04/01/24	160	173,242
		5,862,580
Ohio — 3.3%
City of Columbus OH, Series 6, 5.00%, 08/15/24	130	142,781
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	360	390,603
Series A, 4.00%, 08/15/24	405	434,711
Series A, 5.00%, 07/01/24	170	185,979
Cleveland Department of Public Utilities Division of Water RB,
Series Y, 4.00%, 01/01/29 (PR 01/01/24)	1,040	1,099,768
County of Franklin OH GOL, 5.00%, 12/01/24	10	11,088
County of Hamilton OH Sales Tax Revenue RB, Series A,
5.00%, 12/01/24	200	221,474
Miami University/Oxford OH RB, 5.00%, 09/01/24	310	340,962
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	300	332,300
Ohio University RB, Series A, 5.00%, 12/01/24	110	121,453
Ohio Water Development Authority RB
5.00%, 06/01/24	100	109,150
5.00%, 12/01/24	225	249,558
Series B, 5.00%, 12/01/24	210	232,920
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
5.00%, 06/01/24	230	251,045
5.00%, 12/01/24	110	122,006
Series 2015A, 5.00%, 06/01/24	365	398,397
Series 2015-A, 5.00%, 12/01/24	220	244,012
State of Ohio GO
Series A, 4.00%, 05/01/24	105	111,891
Series A, 4.00%, 05/01/24 (ETM)	5	5,319
Series A, 5.00%, 08/01/24	275	301,651
Series A, 5.00%, 09/01/24	195	214,529
Series A, 5.00%, 09/15/24	490	539,736
Series B, 5.00%, 08/01/24	120	131,603
Series B, 5.00%, 09/15/24	225	247,838
Series S, 5.00%, 05/01/24	145	157,864
Series U, 5.00%, 05/01/24	140	152,421

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Serise A, 5.00%, 05/01/24	$150	$163,238
Serise A, 5.00%, 06/15/24	200	218,529
State of Ohio RB
Series A, 5.00%, 04/01/24	505	547,361
Series A, 5.00%, 10/01/24	250	275,696
Series A, 5.00%, 12/01/24	345	382,450
Series B, 5.00%, 10/01/24	35	38,627
Series C, 5.00%, 12/01/24	110	121,941
		8,498,901
Oklahoma — 0.5%
City of Oklahoma City OK GO
4.00%, 03/01/24	250	265,361
5.00%, 03/01/24	10	10,828
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	330	352,298
Series A, 5.00%, 06/01/24	125	136,316
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	215	234,992
Series B, 5.00%, 01/01/24	15	16,149
Series B, 5.00%, 07/01/24	55	60,114
Series C, 5.00%, 07/01/24	30	32,790
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	125	134,598
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	80	86,765
		1,330,211
Oregon — 1.7%
Chemeketa Community College District GO, 5.00%, 06/15/24
(GTD)	190	207,321
City of Portland OR GOL, Series B, 5.00%, 06/15/24	160	174,942
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/24	50	55,139
Series B, 5.00%, 06/01/24	135	147,123
City of Portland OR Water System Revenue RB, Series A,
5.00%, 05/01/24	250	271,713
County of Multnomah OR GOL, 5.00%, 06/01/24	205	223,907
Multnomah County School District No. 1 Portland/OR GO,
Series B, 5.00%, 06/15/24 (GTD)	300	327,719
Oregon State Lottery RB
Series C, 5.00%, 04/01/24	220	238,702
Series E, 5.00%, 04/01/24 (MORAL OBLG)	170	184,451
Portland Community College District GO, 5.00%, 06/15/24	150	163,860
Salem-Keizer School District No. 24J GO
Series B, 0.00%, 06/15/24 (GTD)(a)	125	121,302
Series B, 0.00%, 06/15/28 (GTD)(a)	0	—
State of Oregon Department of Transportation RB, Series A,
5.00%, 11/15/24	570	631,495
State of Oregon GO
5.00%, 08/01/24	95	104,211
Series A, 5.00%, 05/01/24	500	544,009
Series B, 5.00%, 08/01/24	165	180,997
Series H, 5.00%, 05/01/24	130	141,442
Series I, 5.00%, 08/01/24	65	71,302
Series K, 5.00%, 11/01/24	200	221,135
Series O, 5.00%, 08/01/24	25	27,424
Washington & Clackamas Counties School District No. 23J
Tigard-Tualatin GO, Series J, 5.00%, 06/15/24 (GTD)	200	218,480
		4,256,674
Pennsylvania — 2.2%
City of Philadelphia PA GO
5.00%, 08/01/24	480	525,421
Security	Par (000)	Value

Pennsylvania (continued)
Series A, 5.00%, 08/01/24	$115	$125,911
City of Philadelphia PA Water & Wastewater Revenue RB,
Series B, 5.00%, 11/01/24	325	359,532
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/24	180	193,500
First Series, 5.00%, 03/01/24	105	113,427
First Series, 5.00%, 03/15/24	245	265,000
First Series, 5.00%, 06/15/24	170	185,372
First Series, 5.00%, 07/01/24	335	365,814
First Series, 5.00%, 08/15/24	605	663,203
First Series, 5.00%, 09/15/24	295	324,218
Second Series, 5.00%, 01/15/24	65	69,956
Second Series, 5.00%, 09/15/24	805	884,731
County of Berks PA GO, 5.00%, 11/15/24	100	110,585
County of Chester PA GO, 5.00%, 07/15/24	90	98,699
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	21,709
Delaware County Authority RB, 5.00%, 08/01/24	45	49,246
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/24	195	213,230
Series B, 5.00%, 07/01/24	125	136,686
Pennsylvania Infrastructure Investment Authority RB, Series A,
5.00%, 01/15/24	195	210,304
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	113,720
Series A, 5.00%, 12/01/24	120	132,308
Series A-1, 5.00%, 12/01/24	215	238,084
Series A-2, 5.00%, 12/01/24	50	55,368
Series B, 5.00%, 12/01/24	180	199,326
		5,655,350
Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	240	256,398
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, Series B, 5.00%, 10/01/24	200	220,724
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	215	236,204
State of Rhode Island GO
5.00%, 01/15/24	100	107,828
5.00%, 08/01/24	195	214,109
Series A, 5.00%, 05/01/24	175	190,567
Series D, 5.00%, 08/01/24	295	323,909
		1,549,739
South Carolina — 0.9%
Charleston Educational Excellence Finance Corp. RB, 5.00%,
12/01/24	70	77,599
City of Charleston SC Waterworks & Sewer System Revenue
RB, 5.00%, 01/01/24	155	167,055
County of Charleston SC GO, Series C, 5.00%, 11/01/24
(SAW)	125	138,389
Horry County School District/SC GO
5.00%, 03/01/24 (SCSDE)	240	259,676
Series A, 5.00%, 03/01/24	170	183,937
Lancaster County School District/SC GO, 5.00%, 03/01/24	100	108,090
Richland County School District No. 1/SC GO, Series C,
5.00%, 03/01/24	100	108,198
South Carolina Transportation Infrastructure Bank RB,
Series A, 5.00%, 10/01/24	700	770,006

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina GO
Series B, 5.00%, 04/01/24 (SAW)	$475	$516,020
Serise A, 5.00%, 04/01/24 (SAW)	75	81,477
		2,410,447
Tennessee — 1.5%
City of Chattanooga TN GO, Series B, 5.00%, 03/01/24	100	108,306
City of Memphis TN Electric System Revenue RB, 5.00%,
12/01/24	175	193,997
County of Blount TN GO, Series B, 5.00%, 06/01/24	175	190,715
County of Williamson TN GO, 5.00%, 04/01/24	150	162,853
Metropolitan Government of Nashville & Davidson County TN
Electric Revenue RB
5.00%, 05/15/24	100	108,941
Series A, 5.00%, 05/15/24	185	201,542
Metropolitan Government of Nashville & Davidson County
TN GO
5.00%, 01/01/24	245	263,569
5.00%, 07/01/24	480	524,513
Series A, 5.00%, 07/01/24	165	180,301
Series C, 4.00%, 07/01/24	175	187,071
State of Tennessee GO
5.00%, 08/01/24	145	159,285
Series B, 5.00%, 08/01/24	595	653,618
Tennessee State School Bond Authority RB
5.00%, 11/01/24 (ST INTERCEPT)	220	243,059
Series A, 5.00%, 11/01/24	320	353,541
Series B, 5.00%, 11/01/24	365	403,258
		3,934,569
Texas — 12.2%
Alamo Community College District GOL, 5.00%, 02/15/24	40	43,222
Aldine Independent School District GO, 5.00%, 02/15/24
(PSF)	265	286,293
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	155	167,356
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	108,014
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	40	43,189
Series B, 5.00%, 02/15/24 (PSF)	180	194,349
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	125	137,315
Series A, 4.00%, 08/01/24 (PSF)	125	134,239
Series A, 5.00%, 08/01/24 (PSF)	55	60,418
Birdville Independent School District GO
5.00%, 02/15/24 (PSF)	10	10,797
Series A, 5.00%, 02/15/24 (PSF)	105	113,370
Board of Regents of the University of Texas System RB
Series C, 5.00%, 08/15/24	125	137,290
Series D, 5.00%, 08/15/24	120	131,798
Series E, 5.00%, 08/15/24	175	192,252
Series H, 5.00%, 08/15/24	260	285,562
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	90	87,111
Series C, 5.00%, 08/15/24	125	136,041
City of Austin TX GOL
5.00%, 09/01/24	535	588,724
Series A, 5.00%, 09/01/24	230	253,096
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/24	155	171,542
Series A, 5.00%, 05/15/24	155	168,822
Series A, 5.00%, 11/15/24	355	392,886
Security	Par (000)	Value

Texas (continued)
City of Brownsville TX GOL
5.00%, 02/15/24	$10	$10,770
5.00%, 02/15/24 (ETM)	5	5,395
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/24	215	236,860
Series C, 5.00%, 10/01/24	250	275,349
City of Denton TX GOL, 5.00%, 02/15/24	45	48,644
City of El Paso TX GOL, 5.00%, 08/15/24	135	148,023
City of Frisco TX GOL, 5.00%, 02/15/24	100	108,014
City of Grand Prairie TX GOL, 5.00%, 02/15/24	290	313,179
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	0	—
Series B, 5.00%, 11/15/24	295	326,310
Series C, 5.00%, 05/15/24	460	500,802
Series D, 5.00%, 11/15/24	425	470,109
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	65,708
City of Plano TX GOL, 5.00%, 09/01/24	50	55,048
City of San Antonio Texas Electric & Gas Systems Revenue
RB, Series REF, 5.25%, 02/01/24	505	546,829
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/24	275	296,423
5.00%, 02/01/24 (ETM)	155	167,107
City of San Antonio TX GOL
5.00%, 02/01/24	240	258,895
5.00%, 08/01/24	400	438,677
Clear Creek Independent School District GO, 5.00%, 02/15/24
(PSF)	95	102,653
Comal Independent School District GO
5.00%, 02/01/24 (PSF)	325	350,924
Series B, 5.00%, 02/01/24 (PSF)	110	118,774
Conroe Independent School District GO, 5.00%, 02/15/24
(PSF)	105	113,459
County of Bexar TX GOL, 5.00%, 06/15/24	180	196,454
County of Collin TX GOL, 5.00%, 02/15/24	105	113,437
County of Denton TX GOL, 5.00%, 07/15/24	105	115,014
County of Travis TX GOL, 5.00%, 03/01/24	110	118,899
Crowley Independent School District GO, Series A, 5.00%,
08/01/24 (PSF)	80	87,611
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	365	394,251
Series A, 5.00%, 02/15/24 (PSF)	105	113,415
Series C, 5.00%, 02/15/24 (PSF)	75	81,010
Dallas Area Rapid Transit RB
5.00%, 11/01/24	200	220,276
5.00%, 12/01/24	505	559,370
Series A, 5.00%, 12/01/24	575	636,907
Denton Independent School District GO, 0.00%, 08/15/24
(PSF)(a)	200	194,461
Fort Bend Independent School District GO
5.00%, 08/15/24 (PSF)	300	329,654
Series C, 5.00%, 02/15/24 (PSF)	25	27,019
Series C, 5.00%, 08/15/24 (PSF)	105	115,379
Fort Worth Independent School District GO, 5.00%, 02/15/24
(PSF)	400	432,056
Frisco Independent School District GO, 5.00%, 08/15/24
(PSF)	320	351,292
Garland Independent School District GO, Series A, 5.00%,
02/15/24 (PSF)	300	324,041
Grapevine-Colleyville Independent School District GO, 0.00%,
08/15/24 (PSF)(a)	150	145,846

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Harris County Toll Road Authority (The) RB, Series A, 5.00%,
08/15/24	$190	$208,831
Katy Independent School District GO, Series D, 5.00%,
02/15/24 (PSF)	125	135,017
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	160	172,721
Series A, 5.00%, 08/15/24 (PSF)	170	186,534
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	65	71,268
Series A, 5.00%, 08/01/24 (PSF)	370	405,680
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	120	129,566
Series A, 2.00%, 02/15/24 (PSF)	50	50,971
Laredo Independent School District GO, 0.00%, 08/01/24
(PSF)(a)	150	145,925
Leander Independent School District GO
Series C, 0.00%, 08/15/37 (PR 08/15/24)(a)	700	346,688
Series D, 0.00%, 08/15/24 (PSF)(a)	125	121,477
Lewisville Independent School District GO
5.00%, 08/15/24	400	439,221
5.00%, 08/15/24 (PSF)	260	285,562
Lone Star College System GOL
5.00%, 09/15/24	185	203,525
Series A, 5.00%, 02/15/24	40	43,180
Series A, 5.00%, 08/15/24	120	131,671
Series B, 5.00%, 02/15/24	235	253,684
Lower Colorado River Authority RB
5.00%, 05/15/24	265	287,877
Series B, 5.00%, 05/15/24	160	173,812
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24	175	193,544
Series B, 5.00%, 11/01/24	125	138,246
Series D, 5.00%, 11/01/24	285	315,200
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	515	565,468
5.25%, 02/01/24 (PSF)	100	108,470
North Texas Municipal Water District RB
5.00%, 06/01/24	135	147,254
5.50%, 06/01/24	50	55,113
North Texas Municipal Water District Water System Revenue
RB, 5.00%, 09/01/24	275	302,393
North Texas Tollway Authority RB
5.00%, 01/01/24	100	107,500
First Series, 0.00%, 01/01/28(a)	0	—
Series A, 5.00%, 01/01/24	245	263,375
Series S, 5.00%, 01/01/24 (ETM)	75	80,689
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	275	301,949
5.00%, 08/15/24 (PSF)	200	219,875
Series A, 5.00%, 08/15/24 (PSF)	165	181,397
Northwest Independent School District GO, Series A, 5.00%,
02/15/24 (PSF)	95	102,473
Pasadena Independent School District GO, 5.00%, 02/15/24
(PSF)	150	162,021
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/24	110	120,367
Series B, 5.00%, 07/01/24	250	273,561
Pflugerville Independent School District GO, 5.00%, 02/15/24
(PSF)	250	270,298
Security	Par (000)	Value

Texas (continued)
Rockwall Independent School District GO, Series A, 0.00%,
02/15/24 (PSF)(a)	$35	$34,259
Round Rock Independent School District GO,
5.00%, 08/01/24 (PSF)	165	181,126
San Antonio Independent School District/TX GO, 5.00%,
02/15/24 (PSF)	405	437,969
San Antonio Water System RB
Series A, 5.00%, 05/15/24	390	424,408
Series B, 5.00%, 05/15/24	120	130,587
Spring Branch Independent School District GO, 5.00%,
02/01/24 (PSF)	370	399,436
Spring Independent School District GO, 5.00%, 08/15/24
(PSF)	580	636,717
State of Texas GO
5.00%, 04/01/24	295	320,144
Series A, 5.00%, 10/01/24	820	904,633
Series A, 5.00%, 10/01/39 (PR 10/01/24)	1,000	1,101,674
Series B-1, 5.00%, 08/01/24	80	87,777
Series D, 5.00%, 05/15/24	425	463,102
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	250	270,603
Texas A&M University RB
Series C, 5.00%, 05/15/24	485	528,020
Series E, 4.00%, 05/15/24	25	26,654
Series E, 5.00%, 05/15/24	315	342,941
Texas Public Finance Authority RB, 5.00%, 02/01/24	210	226,359
Texas State University System RB, Series A, 5.00%, 03/15/24	335	362,863
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/24	395	435,710
Series A, 5.00%, 04/01/24	765	830,203
Series A, 5.00%, 10/01/24	145	159,944
Texas Water Development Board RB
5.00%, 04/15/24	405	440,180
5.00%, 08/01/24	390	428,015
Series A, 5.00%, 10/15/24	195	215,416
Series B, 5.00%, 04/15/24	50	54,343
Series B, 5.00%, 10/15/24	110	121,517
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	30	32,398
United Independent School District/TX GO, 5.00%, 08/15/24
(PSF)	20	21,966
University of Houston RB, Series A, 5.00%, 02/15/24	400	432,055
University of North Texas System RB, Series A, 5.00%,
04/15/24	45	48,816
Ysleta Independent School District GO, 5.00%, 08/15/24
(PSF)	125	137,257
		31,297,525
Utah — 0.9%
City of Ogden City UT Sewer & Water Revenue RB, 5.00%,
06/15/24	50	54,558
Metropolitan Water District of Salt Lake & Sandy RB, Series A,
5.00%, 07/01/24	70	76,579
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	100	107,022
State of Utah GO
5.00%, 07/01/24	400	438,100
Series B, 5.00%, 07/01/24	270	295,717
University of Utah (The) RB
Series A, 5.00%, 08/01/24	290	318,192
Series A, 5.00%, 08/01/24 (SAP)	275	301,734
Series B, 5.00%, 08/01/24	120	131,666
Utah State Building Ownership Authority RB, 5.00%, 05/15/24	175	190,440

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	$335	$365,953
		2,279,961
Vermont — 0.1%
State of Vermont GO, Series A, 5.00%, 02/15/24	165	178,607

Virginia — 4.6%
City of Alexandria VA GO
Series C, 5.00%, 07/01/24 (SAW)	435	476,434
Series C, 5.00%, 07/15/24 (SAW)	100	109,665
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	150	166,283
City of Newport News VA GO, Series A, 5.00%, 08/01/24	100	109,826
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW)	150	165,022
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW)	600	660,089
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/24	230	253,844
City of Richmond VA GO
Series B, 5.00%, 07/15/24	205	224,708
Series B, 5.00%, 07/15/24 (SAW)	240	263,073
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24
(SAW)	500	551,161
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/24	50	54,563
Series B, 5.00%, 06/01/24 (SAW)	100	109,126
County of Arlington VA GO
5.00%, 08/15/24	125	137,455
Series A, 5.00%, 08/15/24	50	54,982
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	250	269,081
Series A, 5.00%, 10/01/24 (SAW)	525	578,817
Series B, 5.00%, 04/01/24 (SAW)	500	542,392
Series B, 5.00%, 10/01/24 (SAW)	120	132,301
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	50	54,887
Series A, 5.00%, 08/01/24	100	109,773
Series A, 5.00%, 08/01/24 (SAW)	245	268,945
Series B, 5.00%, 08/01/24 (SAW)	205	225,036
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	81,426
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	150	164,287
Series A, 5.00%, 08/01/24	95	104,334
Virginia College Building Authority RB
5.00%, 02/01/24	100	107,832
Series A, 3.00%, 09/01/24	115	120,557
Series A, 4.00%, 02/01/28 (PR 02/01/24)	250	264,854
Series A, 5.00%, 09/01/24	570	626,471
Series A, 5.00%, 09/01/24 (SAW)	50	54,954
Series B, 5.00%, 09/01/24	100	109,907
Series D, 5.00%, 02/01/24 (NPFGC)	215	231,838
Series E-1, 5.00%, 02/01/24	280	301,928
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	145	156,900
5.00%, 05/15/24	150	163,198
5.00%, 09/15/24	470	516,807
Series C, 5.00%, 05/15/24	120	130,559
Virginia Public Building Authority RB
5.00%, 08/01/24	145	159,096
Series A, 5.00%, 08/01/24	800	877,771
Series C, 5.00%, 08/01/24	140	153,610
Virginia Public School Authority RB
5.00%, 02/01/24	75	80,889
Security	Par (000)	Value

Virginia (continued)
5.00%, 08/01/24 (SAW)	$165	$180,877
Series B, 5.00%, 08/01/24	120	131,572
Series B, 5.00%, 08/01/24 (SAW)	315	345,377
Series C, 5.00%, 08/01/24 (SAW)	275	301,519
Virginia Resources Authority RB
5.00%, 11/01/24	205	226,708
5.00%, 11/01/24 (MORAL OBLG)	105	116,156
Series A, 5.00%, 11/01/24	275	304,219
Series D, 5.00%, 11/01/24	145	160,407
		11,691,516
Washington — 5.2%
Cascade Water Alliance RB, 5.00%, 01/01/24	90	96,893
Central Puget Sound Regional Transit Authority RB,
Series S-1, 5.00%, 11/01/24	645	713,162
City of Bellevue WA GOL, 5.00%, 12/01/24	200	221,710
City of Marysville WA Water & Sewer Revenue RB, 5.00%,
04/01/24	40	43,355
City of Seattle WA Drainage & Wastewater Revenue RB,
5.00%, 04/01/24	425	460,842
City of Seattle WA GO, 5.00%, 12/01/24	115	127,484
City of Seattle WA GOL
4.00%, 05/01/24	45	47,964
Series A, 5.00%, 06/01/24	100	109,101
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24	110	120,839
Series B, 5.00%, 04/01/24	100	108,388
Series C, 5.00%, 09/01/24	355	389,979
Series C, 5.00%, 10/01/24	125	137,675
City of Seattle WA Water System Revenue RB, 5.00%,
08/01/24	170	186,350
Clark & Skamania Counties School District No. 112-6
Washougal GO, 5.00%, 12/01/24 (GTD)	25	27,714
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/24	110	118,272
Clark County School District No. 37 Vancouver GO,
Series C, 5.00%, 12/01/24 (GTD)	100	110,855
County of King WA GO, 5.00%, 07/01/24	110	120,477
County of King WA GOL
5.00%, 06/01/24	195	212,984
5.00%, 07/01/24	125	136,906
Series C, 5.00%, 12/01/24	55	61,052
Series E, 5.00%, 06/01/24	125	136,528
Series E, 5.00%, 12/01/24	25	27,751
County of King WA Sewer Revenue RB, Series B, 5.00%,
07/01/24	390	426,951
County of Pierce WA GO, Series A, 5.00%, 08/01/24	150	164,348
Energy Northwest RB
5.00%, 07/01/24	135	147,689
Series A, 4.00%, 07/01/24	205	219,395
Series A, 5.00%, 07/01/24	820	897,073
King County Rural Library District GO, 4.00%, 12/01/24	110	118,883
King County School District No. 210 Federal Way GO,
4.00%, 12/01/24 (GTD)	80	86,461
King County School District No. 403 Renton GO, 4.00%,
12/01/24 (GTD)	125	135,095
King County School District No. 405 Bellevue GO, 5.00%,
12/01/24 (GTD)	145	160,826
King County School District No. 411 Issaquah GO, 5.00%,
12/01/24 (GTD)	175	194,100
King County School District No. 414 Lake Washington GO,
5.00%, 12/01/24 (GTD)	105	116,460

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Pierce County School District No. 10 Tacoma GO, 5.00%,
12/01/24 (GTD)	$310	$343,651
Pierce County School District No. 320 Sumner GO, 5.00%,
12/01/24 (GTD)	20	22,171
Pierce County School District No. 83 University Place GO,
5.00%, 12/01/24 (GTD)	100	110,855
Port of Seattle WA GOL, 5.00%, 06/01/24	400	436,405
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	160	172,944
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	85	93,976
Snohomish County School District No. 103 Monroe GO,
5.00%, 12/01/24 (GTD)	215	238,339
Snohomish County School District No. 201 Snohomish GO,
5.00%, 12/01/24 (GTD)	150	166,283
Snohomish County School District No. 4 Lake Stevens GO,
5.00%, 12/01/24 (GTD)	100	110,855
Snohomish County School District No. 6 Mukilteo GO,
5.00%, 12/01/24 (GTD)	85	94,227
Spokane & Whitman Counties School District No. 360
Cheney GO, 5.00%, 12/01/24 (GTD)	125	138,569
Spokane County School District No. 356 Central Valley GO,
5.00%, 12/01/24 (GTD)	255	282,681
State of Washington COP
Series A, 5.00%, 07/01/24	120	131,068
Series B, 5.00%, 07/01/24	385	420,510
State of Washington GO
5.00%, 02/01/24	135	145,656
Series 2016A, 5.00%, 07/01/24	105	114,816
Series A-1, 5.00%, 08/01/24	135	148,019
Series B, 5.00%, 07/01/24	895	978,673
Series C, 0.00%, 06/01/24 (AMBAC)(a)	100	97,213
Series C, 0.00%, 06/01/24 (NPFGC)(a)	25	24,303
Series C, 0.00%, 06/01/28 (NPFGC)(a)	0	—
Series C, 5.00%, 02/01/24	310	334,470
Series D, 5.00%, 02/01/24	140	151,051
Series E, 0.00%, 12/01/24(a)	60	57,865
Series R-2015C, 5.00%, 07/01/24	45	49,207
Series R-2015E, 5.00%, 07/01/24	100	109,349
Series R-2018C, 5.00%, 08/01/24	625	685,271
Series R-2018D, 5.00%, 08/01/24	100	109,643
Series R-F, 5.00%, 07/01/24	100	109,349
Tacoma Metropolitan Park District GO, 5.00%, 12/01/24	375	415,707
University of Washington RB
Series C, 5.00%, 12/01/24	110	121,973
Serise A, 5.00%, 12/01/24	295	327,110
Washington State University RB
5.00%, 04/01/24	170	183,879
5.00%, 10/01/24	80	87,890
Whatcom County School District No. 503 Blaine GO, 5.00%,
12/01/24 (GTD)	25	27,714
		13,425,254
West Virginia — 0.6%
State of West Virginia GO
Series A, 0.00%, 11/01/24 (NPFGC)(a)	125	120,943
Series A, 5.00%, 06/01/24	470	512,776
Security	Par/ Shares (000)	Value

West Virginia (continued)
Series A, 5.00%, 12/01/24	$25	$27,714
Series B, 5.00%, 06/01/24	40	43,641
West Virginia Commissioner of Highways RB, Series A,
5.00%, 09/01/24	380	417,408
West Virginia State School Building Authority Lottery
Revenue RB, Series A, 5.00%, 07/01/24	220	240,236
West Virginia Water Development Authority RB, Series A,
5.00%, 07/01/24	265	289,641
		1,652,359
Wisconsin — 1.8%
City of Madison WI GO, Series A, 4.00%, 10/01/24	165	177,277
Milwaukee County Metropolitan Sewer District GO, Series A,
5.00%, 10/01/24	35	38,607
State of Wisconsin Clean Water Fund Leveraged Loan
Portfolio RB
5.00%, 06/01/26 (PR 06/01/24)	60	65,403
Series 1, 5.00%, 06/01/24	85	92,654
State of Wisconsin Environmental Improvement Fund
Revenue RB
Series A, 5.00%, 06/01/24	240	261,960
Serise A, 5.00%, 06/01/24	305	332,907
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	120	132,544
Series 2, 5.00%, 11/01/24	870	960,940
Series A, 5.00%, 05/01/24	425	462,011
Series C, 5.00%, 05/01/24	150	163,063
State of Wisconsin RB, Series A, 5.00%, 05/01/24	625	679,282
Wisconsin Department of Transportation RB
5.00%, 07/01/32 (PR 07/01/24)	200	218,597
Series 1, 5.00%, 07/01/24	60	65,504
Series 2, 5.00%, 07/01/24	755	825,045
Series A, 5.00%, 07/01/24	95	103,714
		4,579,508
Total Municipal Debt Obligations — 98.6%
(Cost: $253,218,193)		252,657,065

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.01%(c)(d)	465	464,842

Total Short-Term Investments — 0.2%
(Cost: $464,880)		464,842

Total Investments in Securities — 98.8%
(Cost: $253,683,073)		253,121,907

Other Assets, Less Liabilities — 1.2%		3,048,493

Net Assets—100.0%		$256,170,400

(a)	Zero-coupon bond.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$935,081	$—	$(470,069	)(a)	$(123)	$(47)	$464,842	465	$159	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations.	$—	$252,657,065	$—	$252,657,065
Money Market Funds	464,842	—	—	464,842
	$464,842	$252,657,065	$—	$253,121,907

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	PSF	Permanent School Fund
AGM	Assured Guaranty Municipal Corp.	RB	Revenue Bond
AMBAC	Ambac Assurance Corp.	SAP	Subject to Appropriations
COP	Certificates of Participation	SAW	State Aid Withholding
ETM	Escrowed to Maturity	SCH BD RES FD	School Board Resolution Fund
GO	General Obligation	SCSDE	South Carolina State Department of Education
GOL	General Obligation Limited	ST	Special Tax
GTD	Guaranteed
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded